Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	16.70%	16.70%	16.70%	17.10%
Valuation allowance			$ 501,239		$ 554,054	$ 753,680
MALAYSIA
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	24.00%	24.00%
Profit tax rates		RM 600,000
Paid-up capital		2,500,000
Business operations		RM 50,000,000
Minimum [Member] | MALAYSIA
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	17.00%	17.00%
Maximum [Member] | MALAYSIA
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	24.00%	24.00%
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	17.00%	17.00%
Inland Revenue, Singapore (IRAS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	75.00%	75.00%
Profit tax rates | $	$ 10,000
Inland Revenue, Singapore (IRAS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	50.00%	50.00%
Profit tax rates | $	$ 190,000
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	16.50%	16.50%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	25.00%	25.00%
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	21.00%	21.00%
Internal Revenue Service (IRS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	1.00%	1.00%
Internal Revenue Service (IRS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	12.00%	12.00%